Note 5 - Fair Value Measurements (Details Textual) $ in Thousands	Jun. 30, 2025	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022
Goodwill		$ 0	$ 0
Measurement Input, Discount Rate [Member]
Indefinite Lived Intangible Assets, Measurement Input	20			0.20
Measurement Input, Tax Rate [Member]
Indefinite Lived Intangible Assets, Measurement Input	30			0.30